Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Equity
Share capital, shares outstanding (in shares)	197,692,321	197,692,321
Par value (in dollars per share)	$ 1.00	$ 1.00